Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2024	2,920	2,441
Additions	459	446
Loss on modification	80	86
Depreciation	(1,621)	—
Interest expense	—	76
Payments	—	(1,667)
Effect of foreign exchange rates	8	(82)
Balance at December 31, 2024	1,846	1,300

Lease liabilities - current		1,282
Lease liabilities - non-current		18

	Right-of-use assets	Lease liabilities
Balance at January 1, 2025	1,846	1,300
Additions	1,117	1,117
Loss on modification	(202)	(214)
Depreciation	(1,827)	—
Interest expense	—	84
Payments	—	(1,412)
Effect of foreign exchange rates	113	212
Balance at December 31, 2025	1,047	1,087

Lease liabilities - current		777
Lease liabilities - non-current		310

Schedule of amounts recognized in consolidated statement of profit or loss

	2025	2024	2023
Expense relating to short-term and low-value leases	196	225	246
Interest expense on lease liabilities	84	76	56
	280	301	302

Schedule of cash outflow for leases

	2025	2024	2023
Cash outflow for leases	1,328	1,591	1,892
Cash outflow for short-term and low-value leases	196	225	246
Total cash outflow for leases	1,524	1,816	2,138